ACCRUED EXPENSES (Narrative) (Details) - USD ($)		3 Months Ended		12 Months Ended
	May 06, 2014	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2014	Dec. 31, 2015
Accrued expenses		$ 9,209		$ 10,184	$ 55,264
Loss on extinguishment of debt			$ 267,567	$ 248,892	$ 691,904
Research and Development Arrangement [Member]
Consultancy agreement, term	9 months
Consultancy agreement, initial payment	$ 50,000
Consultancy agreement, additional payments	50,000
Consultancy agreement, total payments	$ 200,000
Shares issued for consultancy agreement	100,000				100,000
Costs recognized						$ 160,000
Accrued expenses							$ 110,000
Percentage of completion							80.00%
Fair value of shares					$ 163,783
Loss on extinguishment of debt					$ 53,783